Consolidated Statements of Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Line Items]
NET REVENUE				$ 3,000,000
COST OF REVENUE				(407,259)
GROSS PROFIT				2,592,741
OPERATING EXPENSES (Notes 16 and 19)
General and administrative expenses		$ (11,825,131)	$ (7,169,177)	(8,511,699)
Research and development expenses		(22,021,321)	(9,314,120)	(16,586,617)
Total operating expenses		(33,846,452)	(16,483,297)	(25,098,316)
IMPAIRMENT LOSS ON INTANGIBLE ASSETS (Note 11)				(23,073,400)
LOSS FROM OPERATIONS		(33,846,452)	(16,483,297)	(45,578,975)
NON-OPERATING INCOME AND EXPENSES
Interest income		219	592	150,610
Other income (Note 16a)		1,108,072	888,046
Gain on dilution of subsidiary and recognition of associate (Note 9)		2,307,735
Other gains and losses (Note 16b)		1,106,510	(129,299)	(327,558)
Finance costs (Notes 16c and 21)		(1,860,954)	(1,247,331)	(901,612)
Total non-operating income and expenses		2,661,582	(487,992)	(1,078,560)
Share in losses of associate company, accounted for using equity method (Note 10)		(405,712)
LOSS BEFORE INCOME TAX (Note 16)		(31,590,582)	(16,971,289)	(46,657,535)
INCOME TAX EXPENSE (Note 17)			0	(408,002)
NET LOSS FOR THE YEAR		(31,590,582)	(16,971,289)	(47,065,537)
Items that will not be reclassified subsequently to profit or loss:
Unrealised loss on investments in equity instruments at fair value through other comprehensive income			(123,864)	(55,084)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR		(31,590,582)	(17,095,153)	(47,120,621)
NET LOSS ATTRIBUTABLE TO
Stockholders of the Company		(31,321,618)	(16,197,889)	(47,015,967)
Non-controlling interests		(268,964)	(773,400)	(49,570)
NET LOSS FOR THE YEAR		(31,590,582)	(16,971,289)	(47,065,537)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO
Stockholders of the Company		(31,321,618)	(16,321,753)	(47,071,051)
Non-controlling interests		(268,964)	(773,400)	(49,570)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR		$ (31,590,582)	$ (17,095,153)	$ (47,120,621)
LOSS PER ORDINARY SHARE (Note 18)
Basic and diluted		$ (0.10)	$ (0.08)	$ (0.29)
American Depositary Share
LOSS PER ORDINARY SHARE (Note 18)
Basic and diluted	[1]	$ (0.48)	$ (0.40)	$ (1.45)

[1]	Each ADS represents five ordinary shares.